PENSIONS - Reconciliation of Benefit Obligation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of benefit obligation:
Service cost	$ 429,000
Interest cost	2,361,000
Pensions
Reconciliation of benefit obligation:
Benefit obligation at January 1		50,564,000	54,291,000
Service cost		369,000	468,000
Interest cost		2,359,000	2,159,000
Actuarial loss		3,700,000	(3,513,000)
Foreign currency exchange rate changes		(686,000)	164,000
Benefit payments		(3,140,000)	(3,005,000)
Benefit obligation at December 31		53,166,000	50,564,000
Accumulated benefit obligation		$ 51,800,000	$ 48,900,000